Financial instruments classification	12 Months Ended
Dec. 31, 2018
Financial instruments classification
Financial instruments classification

23.   Financial instruments classification

The Company classifies its financial instruments in accordance with the purpose for which they were acquired, and determines the classification and initial recognition according to the following categories:

	December 31, 2018				December 31, 2017
			At fair value		Loans and	At fair value
		At fair value	through profit		receivables or	through profit
	Amortized cost	through OCI	or loss	Total	amortized cost	or loss	Total
Financial assets
Current
Cash and cash equivalents	5,784	—	—	5,784	4,328	—	4,328
Financial investments	—	—	32	32	18	—	18
Derivative financial instruments	—	—	39	39	—	106	106
Accounts receivable	2,756	—	(108)	2,648	2,430	170	2,600
Related parties	364	—	—	364	1,898	—	1,898
	8,904	—	(37)	8,867	8,674	276	8,950
Non-current
Derivative financial instruments	—	—	392	392	—	453	453
Investments in equity securities	—	987	—	987	—	—	—
Loans	153	—	—	153	151	—	151
Related parties	1,612	—	—	1,612	2,628	—	2,628
	1,765	987	392	3,144	2,779	453	3,232
Total of financial assets	10,669	987	355	12,011	11,453	729	12,182
Financial liabilities
Current
Suppliers and contractors	3,512	—	—	3,512	4,041	—	4,041
Derivative financial instruments	—	—	470	470	—	104	104
Loans and borrowings	1,003	—	—	1,003	1,703	—	1,703
Related parties	1,134	—	—	1,134	882	—	882
	5,649	—	470	6,119	6,626	104	6,730
Non-current
Derivative financial instruments	—	—	344	344	—	686	686
Loans and borrowings	14,463	—	—	14,463	20,786	—	20,786
Related parties	960	—	—	960	975	—	975
Participative stockholders' debentures	—	—	1,407	1,407	—	1,233	1,233
	15,423	—	1,751	17,174	21,761	1,919	23,680
Total of financial liabilities	21,072	—	2,221	23,293	28,387	2,023	30,410

The classification of financial assets and liabilities by currencies are as follows:

	December 31, 2018
	R$	US$	CAD	EUR	Others currencies	Total
Financial assets
Current
Cash and cash equivalents	2,765	2,883	23	12	101	5,784
Financial investments	1	31	—	—	—	32
Derivative financial instruments	30	9	—	—	—	39
Accounts receivable	447	2,197	4	—	—	2,648
Related parties	—	364	—	—	—	364
	3,243	5,484	27	12	101	8,867
Non-current
Derivative financial instruments	380	12	—	—	—	392
Investments in equity securities	—	987	—	—	—	987
Loans	5	148	—	—	—	153
Related parties	—	1,612	—	—	—	1,612
	385	2,759	—	—	—	3,144
Total of financial assets	3,628	8,243	27	12	101	12,011
Financial liabilities
Current
Suppliers and contractors	1,791	1,182	292	141	106	3,512
Derivative financial instruments	389	81	—	—	—	470
Loans and borrowings	532	410	25	36	—	1,003
Related parties	769	365	—	—	—	1,134
	3,481	2,038	317	177	106	6,119
Non-current
Derivative financial instruments	321	23	—	—	—	344
Loans and borrowings	2,948	10,300	127	1,088	—	14,463
Related parties	65	895	—	—	—	960
Participative stockholders' debentures	1,407	—	—	—	—	1,407
	4,741	11,218	127	1,088	—	17,174
Total of financial liabilities	8,222	13,256	444	1,265	106	23,293

	December 31, 2017
	R$	US$	CAD	EUR	Others currencies	Total
Financial assets
Current
Cash and cash equivalents	1,790	2,395	48	11	84	4,328
Financial investments	1	17	—	—	—	18
Derivative financial instruments	60	46	—	—	—	106
Accounts receivable	246	2,334	6	—	14	2,600
Related parties	—	1,898	—	—	—	1,898
	2,097	6,690	54	11	98	8,950
Non-current
Derivative financial instruments	384	69	—	—	—	453
Loans	5	146	—	—	—	151
Related parties	—	2,628	—	—	—	2,628
	389	2,843	—	—	—	3,232
Total of financial assets	2,486	9,533	54	11	98	12,182

Financial liabilities
Current
Suppliers and contractors	2,464	1,108	386	49	34	4,041
Derivative financial instruments	95	9	—	—	—	104
Loans and borrowings	768	880	18	37	—	1,703
Related parties	—	882	—	—	—	882
	3,327	2,879	404	86	34	6,730
Non-current
Derivative financial instruments	638	48	—	—	—	686
Loans and borrowings	3,379	16,060	207	1,140	—	20,786
Related parties	78	897	—	—	—	975
Participative stockholders' debentures	1,233	—	—	—	—	1,233
	5,328	17,005	207	1,140	—	23,680
Total of financial liabilities	8,655	19,884	611	1,226	34	30,410

Accounting policy

The Company classifies financial instruments based on its business model for managing the assets and the contractual cash flow characteristics of those assets. The business model test determines the classification based on the business purpose for holding the asset and whether the contractual cash flows represent only payments of principal and interest.

Financial instruments are measured at fair value through profit or loss unless certain conditions are met that permit measurement at fair value through other comprehensive income (“FVOCI”) or amortized cost. Gains and losses recorded in other comprehensive income for debt instruments are recognized in profit or loss only on disposal.

Investments in equity instruments are measured at fair value through profit or loss unless they are eligible to be measured at FVOCI. The Company recognizes equity instruments and gains and losses are never being recycled to profit or loss.

Information about the Company’s exposure to credit risk is set out in note 33.

All financial liabilities are initially measured at fair value, net of transaction costs incurred and are subsequently carried at amortized cost and updated using the effective interest rate method. Participative stockholders' debentures and Derivative financial instruments are measured at fair value through profit or loss.